Investments	6 Months Ended
Sep. 30, 2025
Disclosure of Investments [Abstract]
Investments [Text Block]

4. Investments

As at September 30, 2025 and March 31, 2025, the Company holds investments in both private and public companies. The Company has elected to measure its investments in equity securities of private companies at fair value with changes through profit or loss.

	September 30, 2025	March 31, 2025

Marketable securities	$21,815	$21,016
Equity securities of private companies (Note 24)	1,184	429
Funds	2,659	2,691
	$25,658	$24,136

Marketable securities are level 1 fair value measurements as they are publicly traded equity securities, whereas the investments in private companies are level 3 fair value measurements. The funds are measured at their net asset value.

During the three and six month period ended September 30, 2025 and 2024, the Company recognized $8,282 and $110 of unrealized loss, respectively (September 30, 2024 - $8,383 and $16,115 of unrealized gain, respectively) on equity instruments held at September 30, 2025, of which $16 and $29 (September 30, 2024 - $nil and $nil, respectively) is related to its private company investments.